Property, Equipment and Software (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Summary of property, equipment and software
Gross book value		¥ 2,249,586			¥ 3,210,461
Less: accumulated depreciation		(968,361)			(1,118,415)
Net book value		1,281,225		$ 322,956	2,092,046
Depreciation expense	¥ 178,900	172,400	¥ 158,000
Building and decoration
Summary of property, equipment and software
Gross book value		569,911			666,685
Leasehold improvements
Summary of property, equipment and software
Gross book value		40,790			24,691
Furniture, fixtures and office equipment
Summary of property, equipment and software
Gross book value		63,946			68,984
Vehicles
Summary of property, equipment and software
Gross book value		23,627			40,997
Servers and computers
Summary of property, equipment and software
Gross book value		931,024			1,268,028
Software
Summary of property, equipment and software
Gross book value		45,356			49,633
Construction in progress
Summary of property, equipment and software
Gross book value		574,932			1,091,443
Construction in progress | Beijing, Hangzhou, Zhoushan and Guangzhou
Summary of property, equipment and software
Gross book value		¥ 571,700			¥ 1,075,000